Tax charge - Total tax charge by nature (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tax charge attributable to shareholders:
Current tax (charge) credit attributable to shareholders' returns	$ (162)
Deferred tax (charge) credit attributable to shareholders' returns	199
Total tax (charge) credit attributable to shareholders' returns	37	$ 31	$ (569)
Tax charge attributable to policyholders:
Total tax (charge) credit attributable to policyholders	(271)	(365)	(107)
Total current tax (charge) credit	(314)	(561)	(365)
Total deferred tax (charge) credit	80	227	(311)
Total tax (charge) credit	(234)	(334)	(676)
Profit before tax attributable to policyholders	271
Operating segments
Tax charge attributable to shareholders:
Total tax (charge) credit attributable to shareholders' returns	29	(123)	(709)
Tax charge attributable to policyholders:
Total tax (charge) credit attributable to policyholders	(271)	(365)	(107)
Operating segments | Asia
Tax charge attributable to shareholders:
Current tax (charge) credit attributable to shareholders' returns	(229)
Deferred tax (charge) credit attributable to shareholders' returns	(209)
Total tax (charge) credit attributable to shareholders' returns	(438)	(468)	(369)
Tax charge attributable to policyholders:
Current tax attributable to policyholders	(152)
Deferred tax attributable to policyholders	(119)
Total tax (charge) credit attributable to policyholders	(271)	(365)	(107)
Operating segments | US
Tax charge attributable to shareholders:
Current tax (charge) credit attributable to shareholders' returns	59
Deferred tax (charge) credit attributable to shareholders' returns	408
Total tax (charge) credit attributable to shareholders' returns	467	345	(340)
Unallocated to a segment (Other operations)
Tax charge attributable to shareholders:
Current tax (charge) credit attributable to shareholders' returns	8
Total tax (charge) credit attributable to shareholders' returns	$ 8	$ 154	$ 140